DERIVATIVES (Details 3) (Interest-rate swap, USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Cash pledged to secure derivative contract obligations	$ 1,800,000	$ 1,800,000
Derivative financial assets
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross (gains) losses on derivatives	517,000	316,000
Derivative financial liabilities
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross (gains) losses on derivatives	$ (517,000)	$ (316,000)